Oil and Gas Properties - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / $ $ / MMBTU $ / bbl	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment | $	$ 285,341	$ 0
Adjusted inflation for prices and costs subsequent to 2023	0.020
Peace River CGU | Minimum | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		8.00%
Peace River CGU | Maximum | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		20.00%
Peace River CGU | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	1.30
Peace River CGU | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	1.25
Peace River CGU | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	1.25
Peace River CGU | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	1.25
Peace River CGU | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	1.25
Eagle Ford CGU | Minimum | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		8.00%
Eagle Ford CGU | Maximum | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		20.00%
Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised | $	$ (285,341)
Oil and gas assets | Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised | $		$ 65,000
WTI | Peace River CGU | Oil reserves | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	63.00
WTI | Peace River CGU | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	67.00
WTI | Peace River CGU | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	70.00
WTI | Peace River CGU | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	71.40
WTI | Peace River CGU | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	72.83
LLS | Peace River CGU | Oil reserves | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	68.40
LLS | Peace River CGU | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	70.37
LLS | Peace River CGU | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	71.34
LLS | Peace River CGU | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	72.76
LLS | Peace River CGU | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	74.22
Edmonton | Peace River CGU | Oil reserves | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	75.27
Edmonton | Peace River CGU | Oil reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	77.89
Edmonton | Peace River CGU | Oil reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	82.25
Edmonton | Peace River CGU | Oil reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	84.79
Edmonton | Peace River CGU | Oil reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	87.39
NYMEX | Peace River CGU | Natural gas reserves | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.00
NYMEX | Peace River CGU | Natural gas reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.25
NYMEX | Peace River CGU | Natural gas reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.50
NYMEX | Peace River CGU | Natural gas reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.57
NYMEX | Peace River CGU | Natural gas reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price	3.64
AECO | Peace River CGU | Natural gas reserves | 2019
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	1.95
AECO | Peace River CGU | Natural gas reserves | 2020
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	2.44
AECO | Peace River CGU | Natural gas reserves | 2021
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	3.00
AECO | Peace River CGU | Natural gas reserves | 2022
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	3.21
AECO | Peace River CGU | Natural gas reserves | 2023
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	3.30
U.S. | Operating segments
Disclosure of detailed information about property, plant and equipment [line items]
Impairment | $		0
U.S. | Operating segments | Oil and gas assets | Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment | $	$ 220,341
Accumulated depreciation | Oil and gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised | $	$ (285,341)	$ 0